Condensed Schedules Of Investments (The Trading Companies Of The Frontier Fund - Companies I Through V) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Maximum percentage of any individual futures, forwarded and option position	5.00%
Frontier Trading Company I, LLC [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, at Fair Value	$ (148,547)	[1]	$ 6,688,862	[1]
Investment Owned, Percent of Net Assets	(0.24%)	[1]	6.15%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(108,899)	[1]	555,817	[1]
Investment Owned, Percent of Net Assets	(0.18%)	[1]	0.51%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(29,673)	[1]	1,046,989	[1]
Investment Owned, Percent of Net Assets	(0.05%)	[1]	0.97%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	123,683	[1]	1,100,579	[1]
Investment Owned, Percent of Net Assets	0.20%	[1]	1.02%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	24,828	[1]	48,429	[1]
Investment Owned, Percent of Net Assets	0.04%	[1]	0.04%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	29,865	[1]	872,990	[1]
Investment Owned, Percent of Net Assets	0.05%	[1]	0.81%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(63,395)	[1]	58,695	[1]
Investment Owned, Percent of Net Assets	(0.10%)	[1]	0.05%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	170,202	[1],[2]	394,589	[1]
Investment Owned, Percent of Net Assets	0.27%	[1],[2]	0.36%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value	38,148	[1]	18,381	[1]
Investment Owned, Percent of Net Assets	0.06%	[1]	0.02%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	655,649	[1],[2]	372,737	[1]
Investment Owned, Percent of Net Assets	1.06%	[1],[2]	0.34%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	87,280	[1]	158,539	[1]
Investment Owned, Percent of Net Assets	0.14%	[1]	0.15%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(84,968)	[1]	1,177,535	[1]
Investment Owned, Percent of Net Assets	(0.14%)	[1]	1.09%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	66,608	[1]	2,746,254	[1]
Investment Owned, Percent of Net Assets	0.11%	[1]	2.54%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value			178,197	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.16%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value			12,801	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.01%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	76,371	[1]	167,031	[1]
Investment Owned, Percent of Net Assets	0.12%	[1]	0.15%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value			12,657	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.01%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	7,360	[1]	(345,443)	[1]
Investment Owned, Percent of Net Assets	0.01%	[1]	(0.32%)	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	(149,642)	[1]	56,222	[1]
Investment Owned, Percent of Net Assets	(0.24%)	[1]	0.05%	[1]
Frontier Trading Company I, LLC [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, at Fair Value	843,417	[1]	8,632,999	[1]
Investment Owned, Percent of Net Assets	1.36%	[1]	7.96%	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member]
Investment Owned, at Fair Value			(3,015,935)	[1]
Investment Owned, Percent of Net Assets			(2.79%)	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	31,772	[1]	(331,303)	[1]
Investment Owned, Percent of Net Assets	0.05%	[1]	(0.31%)	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	240,822	[1]	(733,813)	[1]
Investment Owned, Percent of Net Assets	0.39%	[1]	(0.68%)	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(66,867)	[1]	(122,191)	[1]
Investment Owned, Percent of Net Assets	(0.11%)	[1]	(0.11%)	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	42,568	[1]	(62,039)	[1]
Investment Owned, Percent of Net Assets	0.07%	[1]	(0.06%)	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Euro Settling 3/1/2012, (Number Of Contracts: 355) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	975	[1]	(338,619)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(0.31%)	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(325)	[1]	67,860	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.06%	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(1,508,797)	[1]	(81,746)	[1]
Investment Owned, Percent of Net Assets	(2.44%)	[1]	(0.08%)	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(95,043)	[1]	(378,077)	[1]
Investment Owned, Percent of Net Assets	(0.15%)	[1]	(0.35%)	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value			(111,437)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(0.10%)	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	189,502	[1]	(544,046)	[1]
Investment Owned, Percent of Net Assets	0.31%	[1]	(0.50%)	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(94,690)	[1]	(484,599)	[1]
Investment Owned, Percent of Net Assets	(0.15%)	[1]	(0.45%)	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	450,616	[1]	(54,735)	[1]
Investment Owned, Percent of Net Assets	0.73%	[1]	(0.05%)	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	(30,196)	[1]
Investment Owned, Percent of Net Assets	(0.05%)	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	3,545	[1]	94,682	[1]
Investment Owned, Percent of Net Assets	0.01%	[1]	0.09%	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value	(22,258)	[1]
Investment Owned, Percent of Net Assets	(0.04%)	[1]	0.00%	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(329,376)	[1]	61,296	[1]
Investment Owned, Percent of Net Assets	(0.53%)	[1]	0.06%	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	104,144	[1]	2,832	[1]
Investment Owned, Percent of Net Assets	0.17%	[1]	0.00%	[1]
Frontier Trading Company I, LLC [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, at Fair Value	(1,083,601)	[1]
Investment Owned, Percent of Net Assets	(1.75%)	[1]
Frontier Trading Company I, LLC [Member] | Options Purchased [Member]
Investment Owned, at Fair Value	556,630	[1]	716,700	[1]
Investment Owned, Percent of Net Assets	0.90%	[1]	0.66%	[1]
Frontier Trading Company I, LLC [Member] | Options Written [Member]
Investment Owned, at Fair Value	(444,255)	[1]	(128,013)	[1]
Investment Owned, Percent of Net Assets	(0.72%)	[1]	(0.12%)	[1]
Frontier Trading Company I, LLC [Member] | Currency Forwards [Member]
Investment Owned, at Fair Value	(20,738)	[1]	483,111	[1]
Investment Owned, Percent of Net Assets	(0.03%)	[1]	0.45%	[1]
Frontier Trading Company I, LLC [Member] | Swaps [Member]
Investment Owned, at Fair Value			49,811,462	[2]
Investment Owned, Percent of Net Assets			46.00%	[2]
Frontier Trading Company I, LLC [Member] | Total Return Option Basket Swap (Termination Date 11/6/12) [Member]
Investment Owned, at Fair Value	17,706,757	[2]
Investment Owned, Percent of Net Assets	28.60%	[2]
Frontier Trading Company II, LLC [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, at Fair Value	4,032,935	[1]	6,357,985	[1]
Investment Owned, Percent of Net Assets	23.29%	[1]	32.29%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(57,263)	[1]	222,700	[1]
Investment Owned, Percent of Net Assets	(0.33%)	[1]	1.13%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(150,823)	[1]	1,707,490	[1]
Investment Owned, Percent of Net Assets	(0.87%)	[1]	8.68%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	550,236	[1]	2,296,428	[1]
Investment Owned, Percent of Net Assets	3.18%	[1]	11.67%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(79,234)	[1]	32,042	[1]
Investment Owned, Percent of Net Assets	(0.46%)	[1]	0.16%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	111,908	[1]	279,399	[1]
Investment Owned, Percent of Net Assets	0.65%	[1]	1.42%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(84,305)	[1]	138,670	[1]
Investment Owned, Percent of Net Assets	(0.49%)	[1]	0.70%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	581,827	[1],[2]	4,447	[1]
Investment Owned, Percent of Net Assets	3.36%	[1],[2]	0.02%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value	15,281	[1]
Investment Owned, Percent of Net Assets	0.09%	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	1,509,072	[1],[2]	25,928	[1]
Investment Owned, Percent of Net Assets	8.72%	[1],[2]	0.13%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	312,983	[1]
Investment Owned, Percent of Net Assets	1.81%	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(759,420)	[1]	983,795	[1]
Investment Owned, Percent of Net Assets	(4.39%)	[1]	5.00%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(84,235)	[1]	2,063,151	[1]
Investment Owned, Percent of Net Assets	(0.49%)	[1]	10.48%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(5,190)	[1]	19,642	[1]
Investment Owned, Percent of Net Assets	(0.03%)	[1]	0.10%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value			101	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	130,552	[1]	252,337	[1]
Investment Owned, Percent of Net Assets	0.75%	[1]	1.28%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value			14,766	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.08%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	32,527	[1]	(131,316)	[1]
Investment Owned, Percent of Net Assets	0.19%	[1]	(0.67%)	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	(3,419)	[1]	54,237	[1]
Investment Owned, Percent of Net Assets	(0.02%)	[1]	0.28%	[1]
Frontier Trading Company II, LLC [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, at Fair Value	2,020,497	[1]	7,963,817	[1]
Investment Owned, Percent of Net Assets	11.67%	[1]	40.46%	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member]
Investment Owned, at Fair Value			(1,676,222)	[1]
Investment Owned, Percent of Net Assets			(8.53%)	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	69,976	[1]	(69,311)	[1]
Investment Owned, Percent of Net Assets	0.40%	[1]	(0.35%)	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	399,332	[1]	(847,568)	[1]
Investment Owned, Percent of Net Assets	2.31%	[1]	(4.31%)	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	111,284	[1]	(22,213)	[1]
Investment Owned, Percent of Net Assets	0.64%	[1]	(0.11%)	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(16,438)	[1]	(259,920)	[1]
Investment Owned, Percent of Net Assets	(0.09%)	[1]	(1.32%)	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Euro Settling 3/1/2012, (Number Of Contracts: 355) [Member]
Investment Owned, at Fair Value	1,348,925	[1]
Investment Owned, Percent of Net Assets	7.79%	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(107,778)	[1]	(117,540)	[1]
Investment Owned, Percent of Net Assets	(0.62%)	[1]	(0.60%)	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	63,905	[1]	(16,840)	[1]
Investment Owned, Percent of Net Assets	0.37%	[1]	(0.09%)	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value			(113,507)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(0.58%)	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value	1,056	[1]	(5,694)	[1]
Investment Owned, Percent of Net Assets	0.01%	[1]	(0.03%)	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value			(81,885)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(0.42%)	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	3,027	[1]	(141,744)	[1]
Investment Owned, Percent of Net Assets	0.02%	[1]	(0.72%)	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	6,750	[1]
Investment Owned, Percent of Net Assets	0.04%	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(29,096)	[1]
Investment Owned, Percent of Net Assets	(0.17%)	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	79,281	[1]
Investment Owned, Percent of Net Assets	0.46%	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(20,197)	[1]
Investment Owned, Percent of Net Assets	(0.12%)	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	55,851	[1]
Investment Owned, Percent of Net Assets	0.32%	[1]	0.00%	[1]
Frontier Trading Company II, LLC [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, at Fair Value	1,965,878	[1]
Investment Owned, Percent of Net Assets	11.35%	[1]
Frontier Trading Company II, LLC [Member] | Options Purchased [Member]
Investment Owned, at Fair Value	4,360	[1]	6,318	[1]
Investment Owned, Percent of Net Assets	0.03%	[1]	0.03%	[1]
Frontier Trading Company II, LLC [Member] | Options Written [Member]
Investment Owned, at Fair Value	(9,873)	[1]	(12,125)	[1]
Investment Owned, Percent of Net Assets	(0.06%)	[1]	(0.06%)	[1]
Frontier Trading Company II, LLC [Member] | Currency Forwards [Member]
Investment Owned, at Fair Value	52,073	[1]	76,197	[1]
Investment Owned, Percent of Net Assets	0.30%	[1]	0.39%	[1]
Frontier Trading Company II, LLC [Member] | Swaps [Member]
Investment Owned, Percent of Net Assets			0.00%	[2]
Frontier Trading Company II, LLC [Member] | Total Return Option Basket Swap (Termination Date 11/6/12) [Member]
Investment Owned, Percent of Net Assets	0.00%	[2]
Frontier Trading Company III, LLC [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, at Fair Value			27,098	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.43%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1],[2]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1],[2]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member]
Investment Owned, Percent of Net Assets			0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Euro Settling 3/1/2012, (Number Of Contracts: 355) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Options Purchased [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company III, LLC [Member] | Options Written [Member]
Investment Owned, at Fair Value			(1,292)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(0.02%)	[1]
Frontier Trading Company III, LLC [Member] | Currency Forwards [Member]
Investment Owned, at Fair Value			28,390	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.45%	[1]
Frontier Trading Company III, LLC [Member] | Swaps [Member]
Investment Owned, at Fair Value			5,668,768	[2]
Investment Owned, Percent of Net Assets			88.93%	[2]
Frontier Trading Company III, LLC [Member] | Total Return Option Basket Swap (Termination Date 11/6/12) [Member]
Investment Owned, Percent of Net Assets	0.00%	[2]
Frontier Trading Company V, LLC [Member] | Total Open Trade Equity (Deficit) [Member]
Investment Owned, at Fair Value	1,438,257	[1]	1,427,138	[1]
Investment Owned, Percent of Net Assets	6.90%	[1]	11.37%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(3,756)	[1]	172,560	[1]
Investment Owned, Percent of Net Assets	(0.02%)	[1]	1.38%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(5,863)	[1]	181,596	[1]
Investment Owned, Percent of Net Assets	(0.03%)	[1]	1.45%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	16,724	[1]	98,545	[1]
Investment Owned, Percent of Net Assets	0.08%	[1]	0.79%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(233)	[1]	23,874	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.19%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	59,215	[1]	89,785	[1]
Investment Owned, Percent of Net Assets	0.28%	[1]	0.72%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(2,515)	[1]	14,200	[1]
Investment Owned, Percent of Net Assets	(0.01%)	[1]	0.11%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	322,301	[1],[2]	22,017	[1]
Investment Owned, Percent of Net Assets	1.55%	[1],[2]	0.18%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value	9,531	[1]
Investment Owned, Percent of Net Assets	0.05%	[1]	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	484,795	[1],[2]	10,474	[1]
Investment Owned, Percent of Net Assets	2.32%	[1],[2]	0.08%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	292,784	[1]	17,866	[1]
Investment Owned, Percent of Net Assets	1.40%	[1]	0.14%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	390	[1]	200,060	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	1.60%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Precious Metals Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value			349,196	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	2.79%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value			4,650	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.04%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	151,551	[1]	(29,609)	[1]
Investment Owned, Percent of Net Assets	0.73%	[1]	(0.24%)	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value			11,090	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.09%	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	126,126	[1]	(173,696)	[1]
Investment Owned, Percent of Net Assets	0.60%	[1]	(1.39%)	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	(12,524)	[1]	(24,225)	[1]
Investment Owned, Percent of Net Assets	(0.06%)	[1]	(0.19%)	[1]
Frontier Trading Company V, LLC [Member] | Long Futures Contracts [Member] | Total Long Futures Contracts [Member]
Investment Owned, at Fair Value	1,438,526	[1]	968,383	[1]
Investment Owned, Percent of Net Assets	6.90%	[1]	7.74%	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member]
Investment Owned, at Fair Value			(250,786)	[1]
Investment Owned, Percent of Net Assets			(2.04%)	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	83,553	[1]	(18,909)	[1]
Investment Owned, Percent of Net Assets	0.40%	[1]	(0.15%)	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Base Metals Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	121,322	[1]	(34,144)	[1]
Investment Owned, Percent of Net Assets	0.58%	[1]	(0.27%)	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(363)	[1]	(2,458)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(0.02%)	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	(81,737)	[1]	(33,762)	[1]
Investment Owned, Percent of Net Assets	(0.39%)	[1]	(0.27%)	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Euro Settling 3/1/2012, (Number Of Contracts: 355) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Currency Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value			2,730	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(0.02%)	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Energy Futures Contracts (Europe) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value			(11,891)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(0.10%)	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value			(4,408)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(0.04%)	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value			(114,032)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(0.91%)	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Interest Rates Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value			(28,536)	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	(0.23%)	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Precious Metals Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(24,125)	[1]
Investment Owned, Percent of Net Assets	(0.12%)	[1]	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	(786,722)	[1]	(21,733)	[1]
Investment Owned, Percent of Net Assets	(3.77%)	[1]	(0.17%)	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Canada) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value	25,239	[1]
Investment Owned, Percent of Net Assets	0.12%	[1]	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Soft Futures Contracts (Far East) [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (U.S.) [Member]
Investment Owned, at Fair Value	350	[1]	9,471	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.08%	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Canada) [Member]
Investment Owned, at Fair Value	(5,205)	[1]
Investment Owned, Percent of Net Assets	(0.02%)	[1]	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Europe) [Member]
Investment Owned, at Fair Value			3,649	[1]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.03%	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Various Stock Index Futures Contracts (Far East) [Member]
Investment Owned, at Fair Value	(36,242)	[1]	3,237	[1]
Investment Owned, Percent of Net Assets	(0.17%)	[1]	0.03%	[1]
Frontier Trading Company V, LLC [Member] | Short Futures Contracts [Member] | Total Short Futures Contracts [Member]
Investment Owned, at Fair Value	(703,930)	[1]
Investment Owned, Percent of Net Assets	(3.38%)	[1]
Frontier Trading Company V, LLC [Member] | Options Purchased [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Options Written [Member]
Investment Owned, Percent of Net Assets	0.00%	[1]	0.00%	[1]
Frontier Trading Company V, LLC [Member] | Currency Forwards [Member]
Investment Owned, at Fair Value	$ 703,661	[1]	$ 709,541	[1]
Investment Owned, Percent of Net Assets	3.37%	[1]	5.67%	[1]
Frontier Trading Company V, LLC [Member] | Swaps [Member]
Investment Owned, Percent of Net Assets			0.00%	[2]
Frontier Trading Company V, LLC [Member] | Total Return Option Basket Swap (Termination Date 11/6/12) [Member]
Investment Owned, Percent of Net Assets	0.00%	[2]

[1]	Except as noted, no individual futures, forwards and option on futures contract position constituted greater than 5 percent of Net Asset Value. Accordingly, the number of contracts and expiration dates are not presented.
[2]	See Notes to Financial Statements, Note 4.